Other non-current assets - Summary (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other non-current assets
Non-current restricted cash	€ 1,418	€ 1,276	€ 1,158
Financial assets held at fair value through profit or loss	11,275	6,000	1,754
Other non-current assets	1,399	643	549
Total other non-current assets	14,091	7,919	€ 3,461
Belgium
Other non-current assets
Non-current restricted cash	900	700
The Netherlands
Other non-current assets
Non-current restricted cash	€ 500	€ 600